INCOME TAXES - Income tax component in statement of operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Current year	€ 1,425	€ 1,351
Adjustment in respect of prior years	(2,806)	(93)
Current income taxes expense (recovery)	(1,381)	1,258
Deferred income tax recovery	(172)	(348)
Total income tax expense (recovery)	€ (1,553)	€ 910